Submission	Aug. 10, 2026
Submission [Line Items]
Central Index Key	0000002488
Registrant Name	ADVANCED MICRO DEVICES INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES